Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subordinated liabilities
Dated loan capital	£ 8,051	£ 8,530
Undated loan capital	259	1,287
Preference shares	119	145
Total subordinated liabilities	£ 8,429	£ 9,962